PGIM Jennison International Opportunities Fund Expense Example, No Redemption - PGIM Jennison International Opportunities Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 655
Expense Example, No Redemption, 3 Years	910
Expense Example, No Redemption, 5 Years	1,184
Expense Example, No Redemption, 10 Years	1,965
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	616
Expense Example, No Redemption, 5 Years	1,064
Expense Example, No Redemption, 10 Years	2,118
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	511
Expense Example, No Redemption, 5 Years	900
Expense Example, No Redemption, 10 Years	1,988
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	298
Expense Example, No Redemption, 5 Years	521
Expense Example, No Redemption, 10 Years	1,162
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	136
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	747
Expense Example, No Redemption, 10 Years	1,644
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	111
Expense Example, No Redemption, 3 Years	357
Expense Example, No Redemption, 5 Years	623
Expense Example, No Redemption, 10 Years	1,382
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	86
Expense Example, No Redemption, 3 Years	268
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,037